Basis of Preparation	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation

2.Basis of preparation:

(a)	Adoption of U.S. GAAP:

As at March 31, 2022, the Company retroactively adopted United States generally accepted accounting principles (“US GAAP”). The consolidated financial statements of the Company have been prepared in accordance with US GAAP for all periods presented. Comparative figures, which were previously prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, have been adjusted as required to be compliant with the Company’s accounting policies under US GAAP.

(b)	Functional and reporting currency:

Effective March 31, 2022, the Company changed its reporting currency from Canadian dollars (“CAD”) to U.S. dollars (“USD”). This change in reporting currency has been applied retroactively such that all amounts in the consolidated financial statements of the Company and the accompanying notes thereto are expressed in U.S. dollars. References to “$” and “USD” are U.S. dollars and references to “CAD $” and “CAD” are to Canadian dollars. For comparative purposes, historical consolidated financial statements were recast in U.S. dollars by translating (i) assets and liabilities at the closing exchange rate in effect at the end of the respective period, (ii) revenues, expenses and cash flows at the average exchange rate in effect for the respective period and (iii) equity transactions at historical exchange rates. Translation gains and losses are included as part of the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ equity under accumulated other comprehensive loss.

The assets and liabilities of foreign operations with a functional currency other than the U.S. dollar are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Revenue and expenses are translated at the monthly average exchange rates for the period. Differences arising from the exchange rate changes are recorded within foreign currency translation adjustments, a component of other comprehensive income (loss).

Transactions in foreign currencies are translated to the respective functional currencies of the Company’s subsidiaries at the average exchange rates for the period. The monetary items denominated in currencies other than the functional currency of a subsidiary are translated at the exchange rates prevailing at the balance sheet date. Non-monetary items denominated in currencies other than the functional currency are translated at historical rates. Gains and losses resulting from re-measurement are recorded in the Company’s consolidated statement of loss as foreign exchange gain (loss).

As a result of the divesture of its Canadian cannabis business, a significant portion of its remaining revenues, expenses, assets and liabilities are denominated in US dollars. In addition, and as a result of the increasing operations in the U.S., Neptune changed its functional currency from Canadian dollars (“CAD”) to U.S. dollars (“USD”), effective October 1, 2022. This change in functional currency has been applied prospectively from the date of the change.

All assets and liabilities were reported using the same USD values as previously reported under the USD reporting currency described above. The cumulative translation account in Neptune was effectively frozen and the accumulated balance as at September 30, 2022 is carried forward. Changes in the cumulative translation account after October 1, 2022 relate to conversion of subsidiary financial statements whose functional currency is not USD. As of October 1, 2022, the 2020 Warrants and 2021 Warrants no longer met the criteria for liability classification and therefore were reclassified to equity on this date (see note 10(f)).

(c)	Use of estimates:

The preparation of the condensed consolidated interim financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from the estimates made by management.

Estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Estimates include the following:

●	Estimating the write down of inventory.
●	Estimating expected credit losses for receivables.
●	Estimating the recoverable amount of non-financial assets, to determine and measure impairment losses on goodwill, intangibles, and property, plant and equipment.
●	Estimating the lease term of contracts with extension options and termination options.
●	Estimating the revenue from contracts with customers subject to variable consideration.
●	Estimating the fair value of bonus, options and warrants that are based on market and non-market conditions (note 12).
●	Estimating the fair value of the identifiable assets acquired, liabilities assumed, and consideration transferred of the acquired business, including the related contingent consideration and call option.
●	Estimating the litigation provision as it depends upon the outcome of proceedings (note 7).
(d)	Assets held for sale:

On June 8, 2022, the Company announced a planned divestiture of the Canadian cannabis business and that the Company would focus on winding up its cannabis operations pending one or more sales transactions. Following this announcement, the Canadian cannabis disposal group assets met the criteria to be classified as held for sale. At September 30, 2022, the disposal group had been measured at fair value less cost to sell and impaired to reflect the asset sale and purchase agreement (the “ASPA”) signed with a third-party on October 16, 2022 for $3,790,340 ($5,150,000 CAD), with cost to sell the Canadian cannabis disposal group asset in the amount of $586,783, for net assets held for sale of $3,203,557, resulting in impairment losses of nil and $15,346,119 respectively for the three and nine-month periods ended December 31, 2022. The transaction closed on November 9, 2022.

2.	Basis of preparation:
(a)	Adoption of U.S. GAAP:

In the year ended March 31, 2022, the Corporation has retrospectively adopted United States generally accepted accounting principles (“US GAAP”). The consolidated financial statements of the Corporation have been prepared in accordance with US GAAP for all periods presented. Comparative figures, which were previously prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, have been adjusted as required to be compliant with the Corporation’s accounting policies under US GAAP.

(b)	Functional and reporting currency:

Effective March 31, 2022, the Corporation has changed its reporting currency from Canadian dollars (“CAD”) to U.S. dollars (“USD”). This change in reporting currency has been applied retrospectively such that all amounts in the consolidated financial statements of the Corporation and the accompanying notes thereto are expressed in U.S. dollars. References to “$” and “USD” are U.S. dollars and references to “CAD $” and “CAD” are to Canadian dollars. For comparative purposes, historical consolidated financial statements were recast in U.S. dollars by translating assets and liabilities at the closing exchange rate in effect at the end of the respective period, revenues, expenses and cash flows at the average exchange rate in effect for the respective period and equity transactions at historical exchange rates. Translation gains and losses are included as part of the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ equity under accumulated other comprehensive loss.

The assets and liabilities of foreign operations with a functional currency other than the U.S. dollar are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Revenue and expenses are translated at the monthly average exchange rates for the period. Differences arising from the exchange rate changes are recorded within foreign currency translation adjustments, a component of other comprehensive income (loss).

Transactions in foreign currencies are translated to the respective functional currencies of the Corporation’s subsidiaries at the average exchange rates for the period. The monetary items denominated in currencies other than the functional currency of a subsidiary are translated at the exchange rates prevailing at the balance sheet date. Non-monetary items denominated in currencies other than the functional currency are translated at historical rates. Gains and losses resulting from re-measurement are recorded in the Corporation’s consolidated statement of loss as foreign exchange gain (loss).

(c)	Use of estimates:

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from the estimates made by management.

Estimates are based on management’s best knowledge of current events and actions that the Corporation may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Estimates include the following:

●	Estimating the write down of inventory;
●	Estimating expected credit losses for receivables;
●	Estimating the recoverable amount of non-financial assets, to determine and measure impairment losses on goodwill, intangibles, and property, plant and equipment;
●	Estimating the lease term of contracts with extension options and termination options;
●	Estimating the revenue from contracts with customers subject to variable consideration. For the year ended March 31, 2022, the Corporation revised its estimated provision for returns of the cannabis sales as a result of new information and experience with sales returns. The impact of the revised estimate for year ended March 31, 2022 is a reduction of the provision of $1.1 million and an increase in revenue from sales and services;
●	Estimating the fair value of bonus, options and warrants that are based on market and non-market conditions (note 16);
●	Estimating the fair value of the identifiable assets acquired, liabilities assumed, and consideration transferred of the acquired business, including the related contingent consideration and call option (note 4); and
●	Estimating the litigation provision as it depends upon the outcome of proceedings (note 22).